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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Algebris Investments (UK) LLP
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   Address:      7 Clifford Street
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                 London W1S 2WE
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                 England
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Form 13F File Number: 028-12922
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Angus Milne
         -------------------------------
Title:   Head of Compliance
         -------------------------------
Phone:   +44 20 7440 2330
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ Angus Milne               London, England    November 16, 2009
   -------------------------------    -----------------   -----------------
           [Signature]                  [City, State]           [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 5
                                        --------------------

Form 13F Information Table Value Total: 259,775
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE

       COLUMN 1         COLUMN 2    COLUMN 3    COLUMN 4       COLUMN 5         COLUMN 6  COLUMN 7     COLUMN 8
------------------- --------------- --------  -------- ----------------------  ---------- -------- -----------------
                                               VALUE   SHRS OR  SH/      PUT/  INVESTMENT  OTHER   VOTING AUTHORITY
    NAME OF ISSUER   TITLE OF CLASS   CUSIP   (x$1000) PRN AMT PRN       CALL  DISCRETION MANAGERS  SOLE SHARED NONE
--------------------------------------------------------------------------------------------------------------------
POPULAR INC          COM              733174106  43,158    15,250,000      SH        SOLE      N/A    15,250,000
HARTFORD FINL SVCS
 GROUP INC           COM              416515104  62,039     2,341,100      SH        SOLE      N/A     2,341,100
LINCOLN NATL CORP
 IND                 COM              534187109  41,962     1,619,530      SH        SOLE      N/A     1,619,530
WEBSTER FINL CORP
 CONN                COM              947890109  35,121     2,816,471      SH        SOLE      N/A     2,816,471
WELLS FARGO & CO
 NEW                 COM              949746101  77,495     2,750,000 SH  PUT        SOLE      N/A     2,750,000